Income Taxes - Summary of Effective Income Tax for Continuing Operations From Statutory Canadian Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income tax expense at statutory Canadian rates	27.00%	27.10%
Increase (decrease) resulting from:
Rate differential on foreign income	2.20%	(3.10%)
Non-deductible expenses and non-taxable income	0.70%	0.80%
Unrecognized tax losses and temporary differences	0.60%	2.00%
Transition tax related to US tax reform	0.40%	(4.40%)
Research and development and other tax credits	(1.00%)	(0.70%)
Other	(3.10%)	2.60%
Average effective tax rate	26.80%	24.30%